15. Trade and Other Receivables (Details - Receivables) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade And Other Receivables Details - Receivables
Trade receivables	$ 136,224	$ 154,642	$ 686,745
Less: bad debt provision	(54,303)	(50,426)	(488,978)	$ (521,111)
Trade receivables, net	81,921	104,216	197,767
Other receivables (taxes receivable, unbilled revenue and maintenance charges)	325,089	652,724	645,112
Total trade and other receivables, net current portion	407,010	756,940	842,879
Other receivables - taxes receivables	0	143,137	0
Total trade and other receivables, net non-current portion	$ 0	$ 143,137	$ 0